BUSINESS COMBINATION (Schedule of operations from the date of acquisition) (Details) € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Cash			$ 164
Recognized amounts of identifiable assets acquired and liabilities assumed:
Accounts receivable		175
Property and equipment		108
Other long-term assets		14
Goodwill		1,044	314
Total identifiable assets acquired		565
Other current liabilities		155
Accounts payable		23
Total liabilities assumed		339
Total identifiable assets acquired and liabilities assumed		226
Euro Member Countries, Euro [Member]
Cash | €				€ 300
Consideration | €	[1]			100
Earn out liability | €	[2]			300
Total consideration given | €				€ 700
Recognized amounts of identifiable assets acquired and liabilities assumed:
Accounts receivable | €						€ 142	€ 269
Prepaid expenses | €							53
Property and equipment | €						88	25
Other assests | €							84
Other long-term assets | €						11
Goodwill | €							377
Total identifiable assets acquired | €						458	808
Other current liabilities | €						126
Accounts payable | €						19	51
Accounts payable and accrued expenses | €							57
Total liabilities assumed | €						275	108
Total identifiable assets acquired and liabilities assumed | €						€ 183	€ 700
United States of America, Dollars
Cash			317
Consideration	[1]		106
Earn out liability	[2]		317
Total consideration given			740
Recognized amounts of identifiable assets acquired and liabilities assumed:
Accounts receivable		508	284
Prepaid expenses			56
Property and equipment		105	26
Other assests		20
Other long-term assets			89
Goodwill			398
Total identifiable assets acquired		1,839	853
Accounts payable		260	53
Accounts payable and accrued expenses			60
Total liabilities assumed		260	113
Total identifiable assets acquired and liabilities assumed		$ 1,579	$ 740

[1]	Amounts are reflected in accrued expenses and other liabilities on the balance sheet at December 31, 2016.
[2]	Amounts are reflected in other liabilities on the balance sheet at December 31, 2016.